Segment Reporting - Significant Impact of Customers on Company Segments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Percentage of consolidated revenues	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | APAC [Member] | Inpex Operations Australia Pty Ltd [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues	11.00%	33.00%	36.00%
Customer Concentration Risk [Member] | MENA [Member] | Saudi Aramco [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues	63.00%	26.00%	28.00%
Customer Concentration Risk [Member] | MENA [Member] | RasGas Company Limited [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues		12.00%